Taxes Payable	12 Months Ended
Dec. 31, 2013
Taxes Payable
Taxes Payable

12.                Taxes Payable

The following is a summary of taxes payable as of December 31, 2012 and 2013 (in thousands):

	December 31,	December 31,
	2012	2013
	RMB	RMB
Sales tax	41,028	18,139
Withholding individual income taxes for employees	31,335	31,696
Enterprise income taxes	297,457	3,326
Others	19,645	21,302
	389,465	74,463